Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Commitments [Line Items]
Commitments to extend credit	¥ 3,575,326	¥ 3,105,611
Commitments to invest	26,996	31,989
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	2,287,712	1,724,901
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 1,287,614	¥ 1,380,710